VY® Invesco Global Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Canada: 0.2%
34,764	(1)	Canadian Pacific Railway Ltd. - US	$2,674,742	0.2

		China: 4.9%
876,974		JD.com, Inc. ADR	38,490,389	3.4
442,640	(2),(3)	Meituan Class B	8,030,470	0.7
157,000		Tencent Holdings Ltd.	7,672,484	0.7
17,795		Yum China Holdings, Inc.	1,128,025	0.1
			55,321,368	4.9

		Denmark: 4.2%
304,900		Novo Nordisk A/S	48,424,640	4.2

		France: 10.1%
119,982		Dassault Systemes SE	4,949,404	0.4
35,091		EssilorLuxottica SA	6,327,739	0.6
44,991		Kering SA	29,353,521	2.6
78,754		LVMH Moet Hennessy Louis Vuitton SE	72,289,279	6.3
8,456		Pernod Ricard SA	1,914,708	0.2
			114,834,651	10.1

		Germany: 2.3%
15,119		Allianz SE	3,490,026	0.3
175,998		SAP SE	22,223,456	2.0
			25,713,482	2.3

		India: 4.8%
7,992,694		DLF Ltd.	34,827,852	3.0
116,154		HDFC Bank Ltd.	2,284,615	0.2
829,200		ICICI Bank Ltd. ADR	17,894,136	1.6
			55,006,603	4.8

		Israel: 0.7%
35,243	(2)	NICE-Systems Ltd. ADR	8,066,770	0.7

		Italy: 0.9%
104,031		Brunello Cucinelli SpA	10,321,665	0.9

		Japan: 6.5%
16,500		Hoya Corp.	1,823,453	0.2
80,204		Keyence Corp.	39,308,684	3.4
291,800		Murata Manufacturing Co., Ltd.	17,783,825	1.6
47,800		Omron Corp.	2,797,585	0.2
359,500	(1)	TDK Corp.	12,904,664	1.1
			74,618,211	6.5

		Netherlands: 5.9%
380,306		Airbus SE	50,796,748	4.5
21,865		ASML Holding NV	14,899,927	1.3
45,410		Universal Music Group NV	1,150,002	0.1
			66,846,677	5.9

		Spain: 1.4%
229,316	(2)	Amadeus IT Group SA	15,383,399	1.4

		Sweden: 4.1%
838,852		Assa Abloy AB	20,092,591	1.8
2,112,609		Atlas Copco AB - A Shares	26,763,260	2.3
			46,855,851	4.1

		Switzerland: 0.9%
17,490		Lonza Group AG	10,528,975	0.9

		United States: 52.7%
87,903	(2)	Adobe, Inc.	33,875,179	3.0
146,432		Agilent Technologies, Inc.	20,257,403	1.8
1,122,956	(2)	Alphabet, Inc. - Class A	116,484,226	10.2
98,741	(2)	Amazon.com, Inc.	10,198,958	0.9
319,417		Analog Devices, Inc.	62,995,421	5.5
253,880	(2)	Avantor, Inc.	5,367,023	0.5
74,739	(2)	Boston Scientific Corp.	3,739,192	0.3
18,270	(2)	Charles River Laboratories International, Inc.	3,687,251	0.3
14,253	(2)	Charter Communications, Inc.	5,097,015	0.5
23,766		Danaher Corp.	5,989,983	0.5
28,930	(2)	Datadog, Inc.	2,102,054	0.2
22,850		Ecolab, Inc.	3,782,361	0.3
105,129		Equifax, Inc.	21,324,366	1.9
56,777		Fidelity National Information Services, Inc.	3,084,694	0.3
9,692	(2)	Idexx Laboratories, Inc.	4,846,775	0.4
40,092	(2)	Illumina, Inc.	9,323,395	0.8
114,446		Intuit, Inc.	51,023,460	4.5
35,374	(2)	Intuitive Surgical, Inc.	9,036,996	0.8
54,154	(2)	IQVIA Holdings, Inc.	10,770,689	0.9
3,764		Lam Research Corp.	1,995,372	0.2
45,818		Marriott International, Inc.	7,607,621	0.7
325,230		Marvell Technology, Inc.	14,082,459	1.2
295,973	(2)	Meta Platforms, Inc.	62,728,518	5.5
65,821		Microsoft Corp.	18,976,194	1.7
34,328		Nvidia Corp.	9,535,289	0.8
151,166	(1),(2)	Phathom Pharmaceuticals, Inc.	1,079,325	0.1
143,029		S&P Global, Inc.	49,312,108	4.3
50,640	(2)	Splunk, Inc.	4,855,363	0.4
125,693		United Parcel Service, Inc. - Class B	24,383,185	2.1
106,839		Visa, Inc. - Class A	24,087,921	2.1
			601,629,796	52.7

	Total Common Stock
	(Cost $587,062,676)		1,136,226,830	99.6

VY® Invesco Global Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Repurchase Agreements: 0.4%
1,113,652	(4) Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,114,093, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $1,135,925, due 11/01/49-02/01/51)	$1,113,652	0.1
204,749	(4) Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $204,830, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $208,844, due 12/26/24-03/20/53)	204,749	0.0
1,113,652	(4) HSBC Securities USA, Repurchase Agreement dated 03/31/23, 4.80%, due 04/03/23 (Repurchase Amount $1,114,091, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,135,925, due 06/15/24-02/15/53)	1,113,652	0.1
1,113,652	(4) Jefferies LLC, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $1,114,101, collateralized by various U.S. Government Agency Obligations, 0.000%-5.750%, Market Value plus accrued interest $1,135,932, due 04/14/23-03/21/28)	1,113,652	0.1
1,113,652	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,114,093, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $1,135,925, due 04/06/23-02/20/53)	1,113,652	0.1

	Total Repurchase Agreements
	(Cost $4,659,357)	4,659,357	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
4,712,957	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 4.720%
	(Cost $4,712,957)	4,712,957	0.4

	Total Short-Term Investments
	(Cost $9,372,314)	9,372,314	0.8

	Total Investments in Securities (Cost $596,434,990)	$1,145,599,144	100.4
	Liabilities in Excess of Other Assets	(4,699,740)	(0.4)
	Net Assets	$1,140,899,404	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2023.

VY® Invesco Global Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited)

Sector Diversification	Percentage of Net Assets
Information Technology	28.3%
Communication Services	16.9
Consumer Discretionary	16.9%
Industrials	12.8
Health Care	12.4
Financials	8.8
Real Estate	3.0
Materials	0.3
Consumer Staples	0.2
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

      Portfolio holdings are subject to change daily.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock
Canada	$2,674,742	$–	$–	$2,674,742
China	39,618,414	15,702,954	–	55,321,368
Denmark	–	48,424,640	–	48,424,640
France	–	114,834,651	–	114,834,651
Germany	–	25,713,482	–	25,713,482
India	17,894,136	37,112,467	–	55,006,603
Israel	8,066,770	–	–	8,066,770
Italy	–	10,321,665	–	10,321,665
Japan	–	74,618,211	–	74,618,211
Netherlands	–	66,846,677	–	66,846,677
Spain	–	15,383,399	–	15,383,399
Sweden	–	46,855,851	–	46,855,851
Switzerland	–	10,528,975	–	10,528,975
United States	601,629,796	–	–	601,629,796
Total Common Stock	669,883,858	466,342,972	–	1,136,226,830
Short-Term Investments	4,712,957	4,659,357	–	9,372,314
Total Investments, at fair value	$674,596,815	$471,002,329	$–	$1,145,599,144

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Invesco Global Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited)

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $601,062,437.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$579,469,461
Gross Unrealized Depreciation	(35,050,110)
Net Unrealized Appreciation	$544,419,351